Contract Liabilities and Advances from Customers (Tables)	12 Months Ended
Dec. 31, 2023
Deferred income including contract liabilities [abstract]
Summary of Contract Liabilities and Advances from Customers

Contract liabilities and advances from customers are as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Contract Liabilities	22,306	14,847
Advances from customers	62,310	26,568
Total contract liabilities and advances from customers	84,616	41,415

Current	45,198	41,415
Non-current	39,418	—